Project debt, Details of project debt (Details) $ in Thousands, € in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Apr. 08, 2020 EUR (€)	Dec. 31, 2019 USD ($)
Project debt [Abstract]
Cash held to satisfy non-recourse debt agreements	$ 323,000	$ 323,000		$ 339,000
Non-current	4,194,978	4,194,978		4,069,909
Current	812,555	812,555		782,439
Total Project debt	5,007,533	5,007,533		4,852,348
Investment under the equity method	126,613	126,613		$ 139,925
Non-monetary finance income	3,800	$ 3,800
Default period of PPA		180 days
Green Project Finance [Member]
Project debt [Abstract]
Investment under the equity method | €			€ 140
Chile PV 1 and Tenes [Member]
Project debt [Abstract]
Acquisition purchase price	$ 158,000	$ 158,000